Summary of Significant Accounting Policies (Details)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Period Ended [Member]
Foreign Currency Exchange Rate, Translation	7.7679	7.7514	7.7681
Average Annual [Member]
Foreign Currency Exchange Rate, Translation	7.7849	7.7571	7.7849